OPPENHEIMER MONEY MARKET FUND, INC.

Supplement dated November 22, 2011 to the
Statement of Additional Information dated October 28, 2011

This supplement amends the Statement of Additional Information (“SAI”) of Oppenheimer Money Market Fund, Inc. (the “Fund”) dated October 28, 2011.

The section titled "Directors and Officers of the Fund-Remuneration of the Officers and Directors" beginning on page 23 of the SAI is deleted in its entirety and is replaced with the following:

Remuneration of the Officers and Directors. The officers of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Directors’ total compensation from the Fund and fund complex represents compensation, for serving as a Director and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2010.

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund(1)	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended July 31, 2011	Year Ended December 31, 2010
Brian F. Wruble Chairman of the Board	$5,034	$234,000
David K. Downes Audit Committee Chairman and Regulatory & Oversight Committee Member	$4,078	$189,000
Matthew P. Fink Regulatory & Oversight Committee Chairman and Governance Committee Member	$4,078	$189,000
Phillip A. Griffiths Audit Committee Member and Regulatory & Oversight Committee Member	$4,530(2)	$210,280
Mary F. Miller Audit Committee Member and Governance Committee Member	$3,824(3)	$177,000
Joel W. Motley Governance Committee Chairman and Regulatory & Oversight Committee Member	$4,078(4)	$189,000
Mary Ann Tynan Regulatory & Oversight Committee Member and Governance Committee Chairman	$3,824	$183,076
Joseph M. Wikler Audit Committee Member and Regulatory & Oversight Committee Member	$3,824(5)	$177,000
Peter I. Wold Audit Committee Member and Governance Committee Member	$3,824(6)	$177,000

1."Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $2,025 deferred by Mr. Griffiths under the Compensation Deferral Plan.
3. Includes $1,700 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $408 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $1,912 deferred by Mr. Wikler under the Compensation Deferral Plan.
6. Includes $3,824 deferred by Mr. Wold under the Compensation Deferral Plan.

November 22, 2011                                                                                       PX0200.016